UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0001836081

BDS 2022-FL11 LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

Jeehae Lee, (646) 453-7100
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated March 23, 2022, of KPMG LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G/A filed on February 24, 2022 (SEC Accession Number: 0001539497-22-000504) (the “Amended Form ABS-15G”) to file as Exhibit 99.1 hereto the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 23, 2022, of KPMG LLP, which supersedes Exhibit 99.1 to the Amended Form ABS-15G.

The Amended Form ABS-15G amended the Form ABS-15G filed on February 23, 2022 (SEC Accession Number: 0001539497-22-000499) (the “Original Form ABS-15G”) by revising the name of the issuing entity to BDS 2022-FL11 LLC and filing as Exhibit 99.1 thereto the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 24, 2022, of KPMG LLP, which superseded Exhibit 99.1 to the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 23, 2022	BDS IV REIT, Inc. (Depositor)

	By:	/s/ James Chung
		Name:	James Chung
		Title:	President

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 23, 2022, of KPMG LLP.